ORGANIZATION AND CAPITAL MANAGEMENT - Summary of the Corporation's capital (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Management Commentary Explanatory [Line Items]
Financial assets	$ 44,558	$ 41,335
Other financial assets	16,546	17,730
Common Equity in Managed Investments	0	0
Corporation's Capital	310,673	271,043
Equity	134,741	122,642
Non-controlling interest - preferred equity	230	230
Financial liabilities	223,744	193,217
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	10,875	9,077
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	88,386	86,804
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	42,210	31,693
Common shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	82,898	80,915
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,145	4,145
Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	5,488	5,889
Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	12,694	9,933
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets	3,430	3,809
Common Equity in Managed Investments	46,248	33,732
Other Assets and Liabilities	6,585	6,321
Corporation's Capital	57,460	45,145
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	10,875	9,077
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	42,210	31,693
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	230	230
The Corporation | Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	1,197	1,283
Managed Investments
Management Commentary Explanatory [Line Items]
Financial assets	11,497	8,650
Other financial assets	13,116	13,921
Common Equity in Managed Investments	0	0
Corporation's Capital	299,461	259,630
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	46,248	33,732
Managed Investments | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	0	0
Non-controlling interest - preferred equity	88,156	86,574
Elimination
Management Commentary Explanatory [Line Items]
Common Equity in Managed Investments	(46,248)	(33,732)
Corporation's Capital	(46,248)	(33,732)
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	$ (46,248)	$ (33,732)